Investments	12 Months Ended
Dec. 31, 2024
Investments
Investments

7. Investments

The following tables outline changes in investments during the years:

Entity	Instrument	Note	Balance at December 31, 2023	Additions	Redemptions	Change in fair value through profit or loss	Effects of foreign exchange	Balance at December 31, 2024
			$	$		$	$	$
A2ZCryptoCap Inc.	Shares	(i)	6,049	—	—	(3,702)	(123)	2,224
Royal Bank of Canada	GIC	(ii)	756,100	—	(738,000)	—	(18,100)	—
Royal Bank of Canada	GIC	(iii)	—	2,955,610	(2,934,760)	—	—	20,850
Bank of Montreal	GIC	(iv)	—	500,000	(500,000)	—	—	—
Meridian	GIC	(v)	—	3,234,026	(2,016,317)	—	(36,210)	1,181,499
			762,149	6,689,636	(6,189,077)	(3,702)	(54,433)	1,204,573

						Current		1,202,349
						Non-Current		2,224
								1,204,573

Entity	Instrument	Note	Balance at December 31, 2022	Proceeds from sale	Additions	Change in fair value through profit or loss	Effects of foreign exchange	Balance at December 31, 2023
			$	$	$	$	$	$
Solarvest BioEnergy Inc.	Shares	(vi)	221,490	—	—	(221,490)		—
Solarvest BioEnergy Inc.	Convertible debenture	(vi)	177,192	—	—	(177,192)	—	—
A2ZCryptoCap Inc.	Shares	(i)	10,632	—	—	(4,583)	—	6,049
Lions Bay Fund	Shares	(vii)	418,298	443,138	—	24,840	—	—
Royal Bank of Canada	GIC	(ii)	—	—	744,500	—	11,600	756,100
			827,612	443,138	744,500	(378,425)	11,600	762,149

					Current			756,100
					Non-Current			6,049
								762,149

(i) A2ZCryptoCap Inc. (“A2Z”)

On June 23, 2022, the Company acquired 80,000 shares of A2Z for C$0.10 per share. As at December 31, 2024, the fair value of the shares was determined based on the quoted market price of the shares of C$0.04 per share (December 31, 2023 – C$0.10). The shares have been classified as level 1 within the fair value hierarchy – quoted market price.

(ii) On August 9, 2023, the Company purchased a Guaranteed Investment Certificate (“GIC”) in the amount of C$744,500 from Royal Bank of Canada (“RBC”) with a maturity date of August 9, 2024. The GIC pays variable interest based on RBC’s Prime Interest Rate minus 2.00%. During the year ended December 31, 2024, the Company redeemed the full amount for gross proceeds of $738,000. The balance outstanding as at December 31, 2024 is $nil.

iii) During the year ended December 31, 2024, the Company purchased four GICs for a total amount of C$4,030,000 from RBC with maturity dates ranging from February 14, 2025, to September 12, 2025. The GICs pay variable interest ranging from 4.20% to 4.95% per annum. As of December 31, 2024, the total balance outstanding was C$30,000 as three GICs out of the four were effectively redeemed prior to maturity.

iv) During the year ended December 31, 2024, the Company purchased a GIC in the amount of USD$500,000 from Bank of Montreal (“BMO”) with a maturity date of October 11, 2024. The GIC paid a variable interest rate of 4.50% per annum. As of December 31, 2024, the total balance outstanding is $nil as the entire amount was redeemed at maturity

(v) During the year ended December 31, 2024, the Company purchased three GICs for a total amount of C$4,520,000 from Meridian Credit Union (“Meridian”) with maturity dates ranging from December 21, 2024, to March 25, 2025. The GICs pay variable interest ranging from 3.52% to 3.78% per annum. As of December 31, 2024, the total balance outstanding was C$1,700,000 as C$2,820,000 was redeemed at maturity.

(vi) Solarvest BioEnergy Inc. (“Solarvest”)

The Company held 3,000,000 common shares of Solarvest and a convertible debenture with a principal amount of C$2,400,000, which matured on May 31, 2024. The convertible debenture can be converted into common shares of Solarvest at a price of $1.00 per share.

As at December 31, 2023 and 2024, the fair value of the shares was determined to be $nil given the halt in trading of Solarvest’s shares as a result of the entity failing to maintain a transfer agent and due to the significant financial and operational challenges being faced by the entity. The fair value of the convertible debenture was determined to be $nil as well. The shares have been classified as level 1 within the fair value hierarchy – quoted market price, and the convertible debenture has been classified as level 2 – valuation technique with observable market inputs.

(vii) Lions Bay Fund (“Fund”)

During the year ended December 31, 2022, the Company invested $395,450 into the Fund. The investment was sold for proceeds of $443,138. The Company recognized a gain of $24,840 on the sale of the Fund during the year ended December 31, 2023.